Capital Management and Risk Policies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Capital Management and Risk Policies
NOTE 45. CAPITAL MANAGEMENT AND RISK POLICIES

The tasks related to risk information and internal control of each of the companies controlled by Grupo Financiero Galicia are defined and carried out rigorously by each of them.
Apart from applicable local regulations, Grupo Financiero Galicia S.A., in its capacity as a listed company in the United States of America, complies with the certification of its internal controls pursuant to Section 302 of the Sarbanes Oxley Act (Sarbanes Oxley). Corporate risk management is monitored by the Audit Committee, which as well gathers and analyzes the information submitted by the main controlled companies.
As concerns risks, Banco Galicia embraces a policy that takes into consideration several aspects of the business and operations, abiding by the main guidelines of internationally accepted standards.
The specific function of the comprehensive management of Banco Galicia’s risks has been allocated to the Risk Division, guaranteeing its independence from the rest of the business areas since it directly reports to the Bank’s General Division and, at the same time, is involved in the decisions made by each area. In addition, the control and prevention of risks related to money laundering, funding of terrorist activities and other illegal activities are allocated to the Prevention of Asset Laundering Division, which reports to the Board of Directors. The aim of both divisions is to guarantee the Board of Directors is fully aware of the risks that the Bank is exposed to, and to design and propose policies and procedures necessary to identify, assess, follow up, control and mitigate such risks.
A Risk Appetite framework has been specified, which has risk acceptance levels, both on an individual and a consolidated basis. Metrics have been defined within such framework, which are monitored in order to detect situations that may affect the normal course of business, the noncompliance with the strategy and undesired results and/or situations of vulnerability in the face of changes in market conditions. The Risk and Capital Allocation Committee considers and controls the Bank’s risk profile through a risk appetite report and defines the actions to be carried out in case of potential deviations from the thresholds set.

Capital Management
The Company’s goals are to generate returns to its shareholders, benefits to other groups of interest and keep the best capital structure. The latter will be given by the needs for investment in subsidiaries and new ventures, keeping the expected profitability levels and complying with the liquidity and solvency goals set.
Banco Galicia’s subsidiary determines the minimum capital requirement for each risk, in accordance with Argentine Central Bank regulations. The capital risk management is cross-sectional with respect to the other risks. Senior management is responsible for monitoring, overseeing, adjusting and ensuring compliance with its stated goals concerning capital management.
The Capital Adequacy Assessment Process (
Proceso de Evaluación de Suficiencia de Capital
—PESC) (reflected in the Capital Adequacy Report—IAC, as per its acronym in Spanish) enables to assess the relationship between own resources available and necessary resources to maintain an appropriate risk profile. This process also allows for the identification of both the economic capital needs and the sources to meet such needs.
To perform stress tests, four scenarios with different likelihood of occurrence are defined, which could affect the solvency and liquidity. The most likely to occur scenarios are used in management stress testing and are referred to when defining Risk Appetite thresholds. The least-likely to occur or least-severe scenarios are used in developing the Recovery Plan, which specifies the protocol defined for situations or events that may compromise the Bank’s operational capacity.
As of December 31, 2020, and December 31, 2019, Banco Galicia complied with the minimum capital requirement established by the Argentine Central Bank regulations.
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2020 and December 31, 2019 is as follows:

	12.31.20	12.31.19
Basic Shareholders´ Equity	162,178,965	74,314,620
(Deductible Items)	(32,594,504)	(12,922,467)
Equity Tier 1	129,584,461	61,392,153
Complementing shareholders’ Equity	27,477,066	19,392,341
Equity Tier 2	27,477,066	19,392,341
Regulatory Capital (RPC)	157,061,527	80,784,494
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.20	12.31.19
Credit Risk	42,457,859	29,148,582
Market Risk	1,419,264	904,939
Operational Risk	12,192,078	7,608,102
Minimum Capital Requirement	56,069,201	37,661,623
Integration	157,061,527	80,784,494
Excess	100,992,326	43,122,871
Financial Risks
Financial risk is a phenomenon inherent to the financial brokerage activity. The exposure to the different financial risk factors is a natural circumstance that cannot be completely avoided without affecting the Group’s long-term economic viability. However, the lack of management regarding risk exposures is one of the most significant short-term threats. Risk factors need to be identified and managed within a specific policy framework that envisages the profile and the level of risk it has been decided to take to achieve long-term strategic goals.
Market Risk
The “price risk” is the possibility of incurring losses as a consequence of the variation of the market price of financial assets whose value is subject to negotiation. Financial assets subject to “trading” or allocated to “own positions” will be government and private debt securities, shares, currencies, derivatives and debt instruments issued by the Argentine Central Bank.
Brokerage/trading transactions that are allowed and regulated by the Policy are as follows:

•	Brokerage of Government and Provincial Securities.

•	Brokerage of Currencies on the Spot and Futures Markets .

•	Brokerage of Interest Rate Derivatives. Interest Rate Futures and Interest Rate Swaps.

•	Brokerage of Debt Instruments Issued by the Argentine Central Bank.

•	Brokerage of Third-party Debt securities.

•	Brokerage of Shares.
For the fiscal year 2020, a unified limit was set for all operations of $4,250,000.
The “price risk” (market) is daily managed according to the strategy approved, the purpose of which is to keep the Group present in the different currencies, variable- and fixed-income and derivatives markets, while obtaining the maximum return as possible on brokerage, without exposing the latter to excessive risk levels. Finally, the designed policy contributes to providing transparency and facilitates the perception of the risk levels to which it is exposed. In order to measure and monitor risks derived from the variation in the price of financial instruments that form the trading or brokerage securities portfolio, a model known as “Value at Risk” (also known as “VaR”) is used. This model determines the possible loss that could be generated by different financial instruments at each time under the following critical parameters.
Currency Risk
The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

	Balances as of 12.31.20
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	212,122	(210,940)	—	1,182
Euro	4,401	(802)	—	3,599
Canadian Dollar	134	(4)	—	130
Real	34	—	—	34
Swiss Franc	52	(30)	—	22
Others	103	(3)	—	100

Total	216,846	(211,779)	—	5,067

	Balances as of 12.31.19
Currency	Monetary Financial Assets	Monetary Financial Liabilities	Derivatives	Net Position
US Dollar	265,631	(267,422)	30	(1,761)
Euro	3,105	(399)	—	2,706
Canadian Dollar	116	(5)	—	111
Real	1	—	—	1
Swiss Franc	44	(23)	—	21
Others	103	(5)	—	98

Total	269,000	(267,854)	30	1,176

		Balances as of 12.31.20		Balances as of 12.31.19
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	118	1,300	176	(1,937)
	-10%	(118)	1,064	(176)	(1,585)
Euro	10%	360	3,959	271	2,977
	-10%	(360)	3,239	(271)	2,436
Canadian Dollar	10%	13	143	11	121
	-10%	(13)	117	(11)	99
Real	10%	3	37	—	1
	-10%	(3)	31	—	1
Swiss Franc	10%	2	24	1	22
	-10%	(2)	20	(1)	18
Others	10%	10	110	10	108
	-10%	(10)	90	(10)	88
Interest Rate Risk
The different sensitivity of assets and liabilities to changes in “market interest rates” exposes the Group to the “interest rate risk”. It is the risk that the financial margin and the economic value of equity may vary as a consequence of fluctuations in market interest rates. The magnitude of such variation is associated with the sensitivity to interest rates of the structure of the Group’s assets and liabilities.
This risk factor (the change in interest rates) has an impact on two key variables: the “Net Financial Income (Expense)” and the “Present Value of Shareholders’ Equity”.
These methodologies imply a “short-term” approach for which a “base scenario” is subject to an increase in “interest rates” estimating the variation in “Financial Income (Expense)”. Caps on such changes in variables subject to control are fixed. As regards the “long-term” approach, statistical interest rate simulations are made and a “critical” scenario results from the interest rate risk exposure presented by the financial statements structure. The economic capital arises from the resulting difference between the “critical” scenario and the market value as per the financial statements.
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.20
Total Financial Assets	329,561,051	81,048,347	73,404,578	122,032,475	331,583,426	937,629,877
Total Financial Liabilities	525,873,217	66,622,888	17,447,849	8,728,360	204,482,905	823,155,219

Net Amount	(196,312,166)	14,425,459	55,956,729	113,304,115	127,100,521	114,474,658

As of 12.31.19
Total Financial Assets	274,590,418	69,553,555	69,742,708	61,211,792	340,621,292	815,719,765
Total Financial Liabilities	377,563,393	61,431,217	33,503,067	4,678,139	212,118,123	689,293,939

Net Amount	(102,972,975)	8,122,338	36,239,641	56,533,653	128,503,169	126,425,826

The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2020. The percentage change budgeted by the Group for fiscal year 2020 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate	Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	-100 pb	(1,130,532)	-1%
Increase in Interest Rate	+100 pb	1,130,532	1%
Liquidity Risk
It contemplates the risk that the Group is unable to offset or liquidate a position at market value because:

•	the assets that are part thereof do not have a sufficient secondary market; or

•	market changes.
In measuring and daily following up the “stock liquidity” an internal model is used, which contemplates the characteristics of behavior of the Group’s main funding sources. Based on the Group’s experience in connection with the changes in deposits and other liabilities, this model determines the “liquidity requirements” applied to liabilities subject to the policy and give rise to the “Management Liquidity Requirement”. In determining these liquid resources, the remaining term of liabilities is also contemplated, as well as the currency in which they are denominated. The resulting liquidity requirement is allocated to “eligible assets” set by the policy. The management liquidity requirement, along with the legal minimum cash requirements, are part of the total liquidity available.

Daily liquidity management is supplemented by the estimated available funds or needs for the day, considering the opening balance of Argentine Central Bank’s account, deducting the daily minimum requirement and including the main movements for the day. The latter results in the overestimated/underestimated balance that will be considered by operators in order to place funds or meet the financing needs.
The monthly liquidity follow-up and control from the “flow” standpoint, called “liquidity mismatch/liquidity gap”, are performed by estimating the accumulated mismatches within the first year as a percentage of total liabilities. The gap methodology used (contractual gaps) is consistent with the best international practices in the field.
In addition, the concentration of deposits is followed up and measured. In order to mitigate this risk factor, the policy designed restricts the involvement of two groups of customers to the total deposits: the first 10 customers and second 50 customers.
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2020 and December 31, 2019, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.20
Assets
Debt Securities measured at Fair Value through Profit or Loss	152,729,877	564,114	3,180,660	432,222	—	156,906,873
Derivative Financial Instruments	547,929	—	—	—	—	547,929
Repurchase Transactions	61,778,505	—	—	—	—	61,778,505
Other Financial Assets	7,677,635	100,805	122,168	3,065,831	—	10,966,439
Loans and Other Financing	165,672,357	204,326,574	135,444,263	93,566,134	30,542,150	629,551,478
Other Debt Securities	25,403,983	—	—	—	—	25,403,983
Financial Assets Pledged as Collateral	18,717,443	—	—	—	—	18,717,443
Investments in Equity Instruments	3,745,893	—	—	—	—	3,745,893
Liabilities
Deposits	636,596,852	45,007,577	2,563,927	122,377	27	684,290,760
Liabilities at fair value through profit or loss	—	—	—	—	—	—
Derivative Financial Instruments	57,450	—	—	—	—	57,450
Other Financial Liabilities	93,004,399	24,479	27,441	80,500	—	93,136,819
Lease liabilities	154,855	724,867	795,298	3,700,393	1,376,069	6,751,482
Financing Received from the Argentine Central Bank and Other Financial Institutions	2,607,987	3,290,896	6,137,695	3,736,864	—	15,773,442
Debt Securities	736,438	6,156,557	8,055,337	6,349,253	—	21,297,585
Subordinated Debt Securities	855,858	—	855,858	7,559,716	21,871,443	31,142,875

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.19
Assets
Debt Securities measured at Fair Value through Profit or Loss	88,378,198	1,197,484	19,642	212,016	7,157	89,814,497
Derivative Financial Instruments	1,903,979	—	—	—	—	1,903,979
Repurchase Transactions	41,828,680	—	—	—	—	41,828,680
Other Financial Assets	11,221,494	—	—	—	—	11,221,494
Loans and Other Financing	180,043,930	178,211,585	80,880,191	131,022,366	35,994,787	606,152,859
Other Debt Securities	28,143,083	—	—	—	—	28,143,083
Financial Assets Pledged as Collateral	15,725,036	—	—	—	—	15,725,036
Investments in Equity Instruments	3,400,065	—	—	—	—	3,400,065
Liabilities
Deposits	488,012,093	56,841,558	2,974,312	105,337	44	547,933,344
Liabilities at fair value through profit or loss	1,936,133	—	—	—	—	1,936,133
Derivative Financial Instruments	1,199,533	—	—	—	—	1,199,533
Other Financial Liabilities	92,068,438	—	—	—	—	92,068,438
Lease Liabilities	83,613	434,437	542,376	2,630,481	1,439,080	5,129,987
Financing Received from the Argentine Central Bank and Other Financial Institutions	5,064,925	14,694,200	5,828,763	8,446,270	—	34,034,158
Debt Securities	4,721,798	24,857,077	5,653,122	13,796,603	930,705	49,959,305
Subordinated Debt Securities	827,691	—	827,691	7,279,079	22,997,121	31,931,582
Credit Risk
Credit risk arises from the possibility of suffering losses due to a debtor’s or counterparty’s noncompliance with its contractual obligations. It is the one that requires the greatest need for capital, including that arising from the risk of individual and sectorial concentration, which represents supplementary approximations to the intrinsic credit risk.
Accordingly, the Group uses credit assessment and risk monitoring tools that allow the entity to manage risks in a streamlined and controlled manner and that foster the adequate diversification of portfolios, both on an individual basis and by economic sector, thus controlling its exposure to potential risks.

The credit quality of debt securities as of December 31, 2020 is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total as of 12.31.20
AAA	2,335,283	—	—	16,964,950	—	703,421	20,003,654
AA+	—	—	90,199	—	—	296	90,495
AA	—	—	—	—	—	56,802	56,802
Aa2	—	—	—	—	—	32,226	32,226
AA-	47,643	—	—	—	—	894,582	942,225
A+	—	—	—	—	—	1,263	1,263
A1	—	—	—	—	—	180,683	180,683
A1+	—	—	—	—	—	820,913	820,913
A	—	—	—	—	—	21,481	21,481
A2	—	—	—	—	—	108	108
A-	—	—	—	—	—	40,605	40,605
A3	—	200,768	—	—	—	—	200,768
Baa1	—	—	1,000	—	—	29,226	30,226
Baa3	—	—	—	—	—	13,293	13,293
B	—	539,371	—	—	—	—	539,371
CCC	4,103,429	—	—	—	—	—	4,103,429
C	—	—	—	—	128,324,920	17,098	128,342,018

Total	6,486,355	740,139	91,199	16,964,950	128,324,920	2,811,997	155,419,560

The credit quality of debt securities as of December 31, 2019 is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Private Securities	Total as of 12.31.19
AAA	422,241	—	—	8,485,627	—	—	8,907,868
AA+	—	—	60,303	—	—	7,229	67,532
AA	—	—	—	—	—	130,577	130,577
AA-	—	—	—	—	—	14,920	14,920
A+	—	—	—	—	—	175,635	175,635
A1+	—	—	—	—	—	639,014	639,014
A-	—	—	—	—	—	48,862	48,862
A3	—	—	—	—	—	102,484	102,484
Baa1	—	—	103,666	—	—	—	103,666
BBB	12,875	—	—	—	—	20,580	33,455
B-	—	—	—	—	—	6,336	6,336
CC	36,962	—	—	—	79,153,628	—	79,190,590
C	—	—	—	—	—	10,439	10,439

Total	472,078	—	163,969	8,485,627	79,153,628	1,156,076	89,431,378

Summary of credit risk
The following disclosures present the gross carrying amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for loan losses.
Those credits that do not have reasonable expectations of recovering the contractual cash flows are eliminated from the Group’s assets and are recognized in “Off-balance Items”.
The credit quality related to loans granted is detailed in Schedule B.
The breakdown by term of “Net Loans and Other Financing” is detailed in Schedule D.
Impairment of financial assets
The “Expected Credit Loss” (“ECL”) model applies to financial assets which are valued at both amortized cost and fair value through OCI.
The standard establishes three categories to classify financial instruments, primarily considering the credit risk evolution over time. Stage 1 includes financial assets with normal or no significant risk associated; Stage 2 includes financial assets for which a significant increase in credit risk (“SICR”) has been identified but they are not yet deemed to be credit-impaired and Stage 3 comprises financial assets which are impaired and/or subject to serious risk of impairment.
To calculate the provisions for credit impairment risk, IFRS 9 differentiates between each of the three stages. The resulting concepts are explained as follows:
•
Expected Credit Losses within a 12-month period: possible events of default within the 12 months following the date of the presentation of financial statements. Assets included in Stage 1 have their ECL measured at 12-month ECL.

•
Lifetime Expected Credit Losses: ECL during the active period of the financial asset, which results of calculating the probability of impairment of an asset throughout its duration, up until its maturity. Instruments in Stage 2 or 3 have their ECL measured based on lifetime ECL.

A pervasive concept in measuring ECL in accordance with IFRS 9 is that it should consider forward looking information. The Group has included below an explanation on how it has incorporated this in its ECL models.
Grouping of instruments for losses measured on a collective basis
For expected credit loss provisions modelled on a collective basis, a grouping of exposures is performed based on shared risks characteristics, such that risk exposures within group are homogeneous. In performing this grouping, there must be sufficient information for the group to be statistically credible. Where sufficient information is not available internally, the Group has considered benchmarking internal/external supplementary data to use for modelling purposes. The Group has identified four groupings: Retail, Retail-like, Wholesale and Naranja, amongst these four segments the Group estimates parameters in a more granular way based on the shared risk characteristics.
Stage classification
Each subsidiary of Grupo Galicia classifies financial instruments subject to impairment under IFRS 9 in stages, as follows:

•
Stage 1: in the case of retail portfolios, it includes every operation up to 31 days past due. In the case of wholesale portfolios, it considers every client whose BCRA situation indicates a normal status (A
1
) (i.e. low risk of bankruptcy).

•	Stage 2: considers two groups:

•	Portfolios between 31 and 90 days past due.

•	Probability of Default (“PD”) or Score with impairment risk.

•	For wholesale, it considers credit ratings for which the risk of default has increased significantly (see definition in section below).

•	Stage 3: For retail portfolios, it includes every operation amounting 90 or more days past due.
For wholesale portfolios, it considers every client whose BCRA situation indicates serious risk of bankruptcy (C, D, E).
Significant Increase in credit risk
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:

1	The analysis of the customer’s cash flow shows that it is capable of attend adequately all its financial commitments.

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (*) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (*) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure
- BCRA situation B1
- Probability of Default (“PD”) or Score (*) with impairment risk
C	- It does not apply to defaulted clients

(*)	Internal scoring.
Definition of Default
A financial asset is in default whenever a payment is more than 90 days past due, or if the Company considers the payment will not be fully reimbursed.
However, given the credit analysis for wholesale loans is not managed and classified the same way as retail loans, the default definition associated to wholesale portfolios is ultimately linked to the individual analysis provided by credit analysts.
The default definition has been applied consistently to model the Probability of Default (PD), Exposure at Default (EAD) and Loss given Default (LGD) throughout the Group’s expected loss calculations:

•
Probability of Default (“PD”): it represents the likelihood of a borrower defaulting on its financial obligation (as per the definition of default included above), either over the next 12 months or the remaining lifetime of the obligation.

•
Exposure at the moment of Default (“EAD”): it is based on the amounts the Group expects to be owed at the time of default, over the next 12 months or over the remaining lifetime. For example, for a revolving commitment, the Group includes the current draw down balance plus any further amount that it is expected to be drawn up to the current contractual limit by the time of default, should it have occurred.

•
Loss given Default (“LGD”): represents the Group´s expectation of the extent of loss on a defaulted exposure. LGD varies by type of counterparty, type of seniority of claim and availability of collateral or other credit support. LGD is expressed as a percentage loss per unit of exposure at the time of default. LGD is calculated on a 12 month or lifetime basis, where 12-month LGD is the percentage of loss expected to be made if a default occurs in the next 12 months and Lifetime LGD is the percentage of loss expected to be made if a default occurs over the remaining expected lifetime of the loan.

An instrument is considered to no longer be in default when it no longer meets any of the default criteria above mentioned.

Methodology for Expected Credit Loss estimation
Expected credit loss impairment allowances recognized in the financial statements reflect the effect of a range of possible economic outcomes, calculated on a probability-weighted basis, based on the economic scenarios described below. The recognition and measurement of expected credit losses (‘ECL’) involves the use of significant judgment and estimation. It is necessary to formulate multiple forward-looking economic forecasts and incorporate them into the ECL estimates. Grupo Galicia uses a standard framework to form economic scenarios to reflect assumptions about future economic conditions, supplemented with the use of management judgment, which may result in using alternative or additional economic scenarios and/or management adjustments.
IFRS 9 establishes the following standards regarding the estimation of credit loss:

•	An unbiased weighted probability index determined by the evaluation of different outcomes.

•	Time value of money

•	Reasonable and sustainable information available at no additional cost or effort that provides evidence to support forecasts, as well as present conditions and past events.
According to IFRS 9, the company prepared three different scenarios with different probabilities: a central scenario with 70 % probability of occurrence, a downside scenario with 15 % probability of occurrence and an upside scenario with 15 % probability of occurrence.

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%
In order to account for time value of money, the Company assumes expected losses will take place according to the PD behavior.
The ECL is determined by projecting the PD, EAD and LGD for each future month or collective segment. These three components are multiplied together and adjusted for forward looking information. This effectively calculates an ECL for each future month, which is then discounted back to the reporting date and summed. The discount rate used in the ECL calculation is the original effective interest rate or an approximation thereof.
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections		QI - 2020	QII - 2020	QIII - 2020	QIV - 2020
GDP	Base	-2.8%	15.6%	2.5%	-0.7%
GDP	Optimistic	-2.2%	17.8%	5.1%	2.7%
GDP	Pessimistic	-3.1%	14.2%	-3.8%	-10.2%
Unemployment Rate	Base	7.6%	-15.6%	-10.4%	-12.3%
Unemployment Rate	Optimistic	16.3%	-10.1%	-11.3%	-15.3%
Unemployment Rate	Pessimistic	20.1%	6.2%	21.9%	34.8%
Real Salary	Base	-16.6%	-8.6%	-1.7%	3.3%
Real Salary	Optimistic	-13.2%	-7.7%	-2.1%	4.3%
Real Salary	Pessimistic	-10.9%	-4.7%	-3.7%	-5.9%
Badlar	Base	48.8%	42.2%	31.1%	4.3%
Badlar	Optimistic	38.3%	25.9%	13.0%	-13.0%
Badlar	Pessimistic	15.0%	35.4%	101.7%	44.9%
These variations were calculated based on annual basis.
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%

Grupo Financiero Galicia ECL	37,332,952	38,008,542
Retail, Retail like and Wholesale ECL	31,187,671	31,703,980
Naranja ECL	6,145,281	6,304,562

Scenario 2 (change in forecast PIB, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	-5%	1%	-15%
Unemployment Rate	-8%	-6%	40%
Real Salary	-2%	-4%	-5%
Badlar	40%	10%	120%

Grupo Financiero Galicia ECL		37,467,704
Retail, Retail like and Wholesale RCL		31,101,450
Naranja ECL		6,366,254
Post-model adjustments
Since March 2020, the Argentine Central Bank implemented a series of measures to reduce the economic consequences of COVID-19 pandemic, among which are the deferral of payments and suspension of the collection of punitive interest in case of default in payments of loan installments, being the credit cards loans excluded from this benefit.

Thus, considering the adverse economic context that the country is going through, borrower credit uncertainty and measures issued by the Argentine Central Bank, the management recognized an additional credit loss allowance to that obtained through the statistical model of ECL on the deferred loan portfolio, which shows the potential impairment due to the macroeconomic context, once the implemented measures are lifted by the Argentine Central Bank.
The management measured the additional impact on the allowance from the estimation of the expected credit loss of loan portfolios which have deferred payments, based on new probabilities of default (PD) estimated using adjusted roll rates for the affected segments (mortgage, personal ,and restructured loans within the retail portfolio and debt notes of the retail like portfolio). The overlay also included a “Lifetime Adjustment”.
Maximum exposure to credit risk
Unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when they are 30 days past due (“DPD”) and are transferred from stage 1 to stage 2. The following disclosure presents the ageing of stage 2 financial assets. It distinguishes those assets that are classified as stage 2 when they are less than 30 days past due (1-29 DPD) from those that are more than 30 DPD (30 and >DPD). Past due financial instruments are those loans where customers have failed to make payments in accordance with the contractual terms of their facilities.
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	115,540,641	47,518,146	—	163,058,787	147,407,781
1-30	1,378,181	1,164,534	1,509,705	4,052,420	4,448,958
31-60	—	997,662	48,665	1,046,327	1,940,358
61-90	—	561,381	94,732	656,113	1,093,520
Default	—	—	5,556,973	5,556,973	5,829,065

Gross Carrying amount	116,918,822	50,241,723	7,210,075	174,370,620	160,719,682
Loss allowance	(4,954,235)	(12,628,050)	(5,893,949)	(23,476,234)	(14,299,064)

Net Carrying amount	111,964,587	37,613,673	1,316,126	150,894,386	146,420,618

	Retail like Portfolio
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	104,800,495	12,159,876	961,171	117,921,542	51,512,818
1-30	968,840	542,107	218,040	1,728,987	2,729,542
31-60	—	209,942	6,511	216,453	305,087
61-90	—	45,021	15,885	60,906	435,629
Default	—	—	1,187,351	1,187,351	3,318,130

Gross Carrying amount	105,769,335	12,956,946	2,388,958	121,115,239	58,301,206
Loss allowance	(559,205)	(2,130,872)	(1,831,739)	(4,521,816)	(4,103,299)

Net Carrying amount	105,210,130	10,826,074	557,219	116,593,423	54,197,907

	Wholesale Portfolio
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	263,742,041	12,556,395	—	276,298,436	288,340,517
B1	—	1,002,250	—	1,002,250	514,223
Default	—	—	796,138	796,138	6,638,965

Gross Carrying amount	263,742,041	13,558,645	796,138	278,096,824	295,493,705
Loss allowance	(1,959,717)	(623,103)	(606,801)	(3,189,621)	(7,096,646)

Net Carrying amount	261,782,324	12,935,542	189,337	274,907,203	288,397,059

	Naranja
	December 31, 2020				December 31, 2019
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	85,988,867	1,003,472	263,172	87,255,511	61,842,678
1-30	3,231,993	225,959	56,048	3,514,000	3,652,592
31-60	—	853,081	47,855	900,936	1,760,530
61-90	—	373,206	30,348	403,554	919,425
Default	—	—	1,974,836	1,974,836	7,597,388

Gross Carrying amount	89,220,860	2,455,718	2,372,259	94,048,837	75,772,613
Loss allowance	(3,707,641)	(589,155)	(1,848,485)	(6,145,281)	(10,092,365)

Net Carrying amount	85,513,219	1,866,563	523,774	87,903,556	65,680,248

	Retail Portfolio
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	106,961,239	39,204,462	1,242,080	147,407,781	189,552,804
1-30	2,127,002	2,069,604	252,352	4,448,958	7,164,281
31-60	—	1,718,377	221,981	1,940,358	3,190,264
61-90	—	719,178	374,342	1,093,520	1,652,119
Default	—	—	5,829,065	5,829,065	7,080,891

Gross Carrying amount	109,088,241	43,711,621	7,919,820	160,719,682	208,640,359
Loss allowance	(5,514,025)	(2,554,594)	(6,230,445)	(14,299,064)	(15,659,979)

Net Carrying amount	103,574,216	41,157,027	1,689,375	146,420,618	192,980,380

	Retail like Portfolio
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	44,985,250	5,850,798	676,770	51,512,818	67,804,625
1-30	1,779,010	725,260	225,272	2,729,542	2,774,228
31-60	—	217,775	87,312	305,087	704,220
61-90	—	234,578	201,051	435,629	548,510
Default	—	—	3,318,130	3,318,130	3,764,864

Gross Carrying amount	46,764,260	7,028,411	4,508,535	58,301,206	75,596,447
Loss allowance	(480,463)	(199,468)	(3,423,368)	(4,103,299)	(3,616,367)

Net Carrying amount	46,283,797	6,828,943	1,085,167	54,197,907	71,980,080

	Wholesale Portfolio
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	280,598,191	7,742,326	—	288,340,517	296,480,994
B1	—	514,223	—	514,223	(4,604,821)
Default	—	—	6,638,965	6,638,965	5,268,147

Gross Carrying amount	280,598,191	8,256,549	6,638,965	295,493,705	297,144,320
Loss allowance	(679,001)	(301,216)	(6,116,429)	(7,096,646)	(2,661,522)

Net Carrying amount	279,919,190	7,955,333	522,536	288,397,059	294,482,798

	Naranja
	December 31, 2019				December 31, 2018
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	60,762,833	724,351	355,494	61,842,678	82,799,332
1-30	3,314,275	216,244	122,073	3,652,592	7,369,251
31-60	—	1,656,414	104,116	1,760,530	3,564,361
61-90	—	856,384	63,041	919,425	1,967,627
Default	—	—	7,597,388	7,597,388	7,931,114

Gross Carrying amount	64,077,108	3,453,393	8,242,112	75,772,613	103,631,685
Loss allowance	(2,754,583)	(958,629)	(6,379,153)	(10,092,365)	(11,114,984)

Net Carrying amount	61,322,525	2,494,764	1,862,959	65,680,248	92,516,701

The Grupo Galicia employs a range of policies and practices to mitigate credit risk. The most common of these is accepting collateral for loans or funds advanced. The Group has internal policies on the acceptability of specific classes of collateral.
The Grupo Galicia policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by the Group since the prior period.
This table provides information on balance sheet items and their collateral in offsets as well as loan and other credit-related commitments.
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Gross Carrying Amount	Collateral´s Fair Value
Advances	29,219,431	(679,786)	28,539,645	—
Mortgage Loans	143,769,344	(522,696)	143,246,648	—
Pledge Loans	16,486,335	(5,320,236)	11,166,099	148,099,128
Personal Loans	11,586,593	(109,735)	11,476,858	32,538,883
Credit Card Loans	36,504,158	(8,787,760)	27,716,398	—
Financial Leases	241,793,015	(16,713,933)	225,079,082	—
Overdrafts	1,855,070	(36,388)	1,818,682	—
Pre-financing export loans	29,487,016	(629,027)	28,857,989	—
Others	138,001,603	(4,489,715)	133,511,888	1,784,133
Other Debt Securities	18,928,955	(43,676)	18,885,279	—

Total as of December 31, 2020	667,631,520	(37,332,952)	630,298,568	182,422,144

The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	3,807
50 to 60%	282
60 to 70%	576
70 to 80%	436
80 to 90%	495
90 to 100%	4,765
Higher than 100%	20,599

Total	30,960

Reconciliation of changes in gross carrying/nominal amount and allowances for loans and advances to banks and customers including loan commitments and financial guarantees
The following disclosure provides a reconciliation by stage of the Group’s gross carrying/nominal amount and allowances for loans and advances to banks and customers, including loan commitments and financial guarantees. The transfers of financial instruments represent the impact of stage transfers upon the gross carrying/nominal amount and associated allowance for ECL. The net remeasurement of ECL arising from stage transfers represents the increase or decrease due to these transfers, for example, moving from a 12-month (stage 1) to a lifetime (stage 2) ECL measurement basis. This is captured, along with other credit quality movements in the ‘changes in PD/LGD/EAD’ line item. The ‘New financial assets originated or repurchased’ represent the gross carrying/nominal amount and associated allowance ECL impact from volume movements within the Group’s lending portfolio.

The following tables explain the changes in the loss allowance between the beginning and the end of the annual period due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	5,514,025	2,554,594	6,230,445	—	14,299,064
Inflation effect	(2,119,898)	(2,350,556)	(2,434,533)	—	(6,904,987)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(498,483)	498,483	—	—	—
Transfer from Stage 1 to Stage 3	(118,204)	—	118,204	—	—
Transfer from Stage 2 to Stage 1	387,515	(387,515)	—	—	—
Transfer from Stage 2 to Stage 3	—	(336,064)	336,064	—	—
Transfer from Stage 3 to Stage 1	198,995	—	(198,995)	—	—
Transfer from Stage 3 to Stage 2	—	361,066	(361,066)	—	—
New Financial Assets Originated or Purchased	1,024,326	679,012	1,779,747	—	3,483,085
Changes in PDs/LGDs/EADs	(129,815)	1,080,703	1,028,008	—	1,978,896
Changes to model assumptions and methodologies	1,010,684	9,351,243	2,365,584	—	12,727,511
Foreign exchange and other movements	651,290	1,716,169	335,600	—	2,703,059
Other movements with no P&L impact
Write-offs and other movements	(966,200)	(539,085)	(3,305,109)	—	(4,810,394)

Loss Allowance as of December 31, 2020	4,954,235	12,628,050	5,893,949	—	23,476,234

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	480,463	199,468	3,423,368	—	4,103,299
Inflation effect	(217,336)	(395,100)	(1,202,902)	—	(1,815,338)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(36,222)	36,222	—	—	—
Transfer from Stage 1 to Stage 3	(3,402)	—	3,402	—	—
Transfer from Stage 2 to Stage 1	29,362	(29,362)	—	—	—
Transfer from Stage 2 to Stage 3	—	(8,796)	8,796	—	—
Transfer from Stage 3 to Stage 1	(17,165)	—	17,165	—	—
Transfer from Stage 3 to Stage 2	—	72,278	(72,278)	—	—
New Financial Assets Originated or Purchased	396,426	133,391	1,107,514	—	1,637,331
Changes in PDs/LGDs/EADs	1,213,269	384,169	58,150	—	1,655,588
Changes to model assumptions and methodologies	(1,192,104)	1,471,030	541,170	—	820,096
Foreign exchange and other movements	104,533	377,770	283,658	—	765,961
Other movements with no P&L impact
Write-offs and other movements	(198,619)	(110,198)	(2,336,304)	—	(2,645,121)

Loss Allowance as of December 31, 2020	559,205	2,130,872	1,831,739	—	4,521,816

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	679,001	301,216	6,116,429	—	7,096,646
Inflation effect	(562,741)	(201,577)	(1,742,132)	—	(2,506,450)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(60,395)	60,395	—	—	—
Transfer from Stage 1 to Stage 3	(13)	—	13	—	—
Transfer from Stage 2 to Stage 1	5,354	(5,354)	—	—	—
Transfer from Stage 2 to Stage 3	—	(17,065)	17,065	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—	—
New Financial Assets Originated or Purchased	516,802	85,037	43,764	—	645,603
Changes in PDs/LGDs/EADs	118,388	26,417	13	—	144,818
Changes to model assumptions and methodologies	1,521,179	363,383	779,725	—	2,664,287
Foreign exchange and other movements	455,386	138,548	134,717	—	728,651
Other movements with no P&L impact
Write-offs and other movements	(713,244)	(127,897)	(4,742,793)	—	(5,583,934)

Loss Allowance as of December 31, 2020	1,959,717	623,103	606,801	—	3,189,621

	Stage 1	Stage 2	Stage 3
Naranja	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2019	2,754,583	958,629	6,379,153	—	10,092,365
Inflation effect	(1,139,035)	(319,282)	(1,896,750)	—	(3,355,067)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(72,171)	72,171	—	—	—
Transfer from Stage 1 to Stage 3	(145,729)	—	145,729	—	—
Transfer from Stage 2 to Stage 1	—	(155,018)	155,018	—	—
Transfer from Stage 2 to Stage 3	173,949	(173,949)	—	—	—
Transfer from Stage 3 to Stage 1	108,373	—	(108,373)	—	—
Transfer from Stage 3 to Stage 2	—	13,578	(13,578)	—	—
New Financial Assets Originated or Purchased	2,549,927	199,345	168,275	—	2,917,547
Changes in PDs/LGDs/EADs	265,208	66,142	186,064	—	517,414
Changes to model assumptions and methodologies	—	—	—	—	—
Foreign exchange and other movements	773,817	124,733	391,352	—	1,289,902
Other movements with no P&L impact
Write-offs and other movements	(1,561,281)	(197,194)	(3,558,405)	—	(5,316,880)

Loss Allowance as of December 31, 2020	3,707,641	589,155	1,848,485	—	6,145,281

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	5,446,096	4,853,535	5,360,348	—	15,659,979
Inflation effect	(2,638,825)	(2,033,094)	(2,699,649)	—	(7,371,568)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(737,405)	737,405	—	—	—
Transfer from Stage 1 to Stage 3	(76,120)	—	76,120	—	—
Transfer from Stage 2 to Stage 1	629,942	(629,942)	—	—	—
Transfer from Stage 2 to Stage 3	—	(454,456)	454,456	—	—
Transfer from Stage 3 to Stage 1	28,855	—	(28,855)	—	—
Transfer from Stage 3 to Stage 2	—	47,182	(47,182)	—	—
New Financial Assets Originated or Purchased	1,327,881	774,816	3,411,401	—	5,514,098
Changes in PDs/LGDs/EADs	1,186,973	(329,590)	49,940	—	907,323
Changes to model assumptions and methodologies	(235,416)	1,000,727	265,557	—	1,030,868
Foreign exchange and other movements	1,147,613	116,244	1,016,936	—	2,280,793
Other movements with no P&L impact
Write-offs and other movements	(565,569)	(1,528,233)	(1,628,627)	—	(3,722,429)

Loss Allowance as of December 31, 2019	5,514,025	2,554,594	6,230,445	—	14,299,064

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	559,063	586,665	2,470,639	—	3,616,367
Inflation effect	(297,080)	(247,408)	(1,587,345)	—	(2,131,833)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(33,806)	33,806	—	—	—
Transfer from Stage 1 to Stage 3	(1,955)	—	1,955	—	—
Transfer from Stage 2 to Stage 1	23,109	(23,109)	—	—	—
Transfer from Stage 2 to Stage 3	—	(39,816)	39,816	—	—
Transfer from Stage 3 to Stage 1	1,600	—	(1,600)	—	—
Transfer from Stage 3 to Stage 2	—	12,684	(12,684)	—	—
New Financial Assets Originated or Purchased	324,042	96,077	2,747,257	—	3,167,376
Changes in PDs/LGDs/EADs	61,555	(13,733)	137,977	—	185,799
Changes to model assumptions and methodologies	(66,337)	49,762	377,340	—	360,765
Foreign exchange and other movements	156,997	34,393	839,392	—	1,030,782
Other movements with no P&L impact
Write-offs and other movements	(246,725)	(289,853)	(1,589,379)	—	(2,125,957)

Loss Allowance as of December 31, 2019	480,463	199,468	3,423,368	—	4,103,299

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	1,101,084	162,022	1,398,416	—	2,661,522
Inflation effect	(644,265)	(116,256)	(1,698,724)	—	(2,459,245)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(38,584)	38,584	—	—	—
Transfer from Stage 1 to Stage 3	(79)	—	79	—	—
Transfer from Stage 2 to Stage 1	84,927	(84,927)	—	—	—
Transfer from Stage 2 to Stage 3	—	(1,398)	1,398	—	—
Transfer from Stage 3 to Stage 1	3	—	(3)	—	—
Transfer from Stage 3 to Stage 2	—	56,497	(56,497)	—	—
New Financial Assets Originated or Purchased	524,555	127,939	287,888	—	940,382
Changes in PDs/LGDs/EADs	(151,260)	9,780	5,051,844	—	4,910,364
Changes to model assumptions and methodologies	(22,269)	155,158	16,239	—	149,128
Foreign exchange and other movements	291,778	63,427	1,445,286	—	1,800,491
Other movements with no P&L impact
Write-offs and other movements	(466,889)	(109,610)	(329,497)	—	(905,996)

Loss Allowance as of December 31, 2019	679,001	301,216	6,116,429	—	7,096,646

	Stage 1	Stage 2	Stage 3
Naranja	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2018	2,882,959	3,858,958	4,373,067	—	11,114,984
Inflation effect	(1,447,146)	(1,502,938)	(2,545,295)	—	(5,495,379)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(69,501)	69,501	—	—	—
Transfer from Stage 1 to Stage 3	(146,043)	—	146,043	—	—
Transfer from Stage 2 to Stage 1	926,454	(926,454)	—	—	—
Transfer from Stage 2 to Stage 3	—	(926,550)	926,550	—	—
Transfer from Stage 3 to Stage 1	12,958	—	(12,958)	—	—
Transfer from Stage 3 to Stage 2	—	3,767	(3,767)	—	—
New Financial Assets Originated or Purchased	147,103	1,287,841	4,156,431	—	5,591,375
Changes in PDs/LGDs/EADs	537,543	452,605	582,337	—	1,572,485
Changes to model assumptions and methodologies	(421,414)	(944,633)	(11,813)	—	(1,377,860)
Foreign exchange and other movements	601,532	204,060	1,357,907	—	2,163,499
Other movements with no P&L impact
Write-offs and other movements	(269,862)	(617,528)	(2,589,349)	—	(3,476,739)

Loss Allowance as of December 31, 2019	2,754,583	958,629	6,379,153	—	10,092,365

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	2,290,310	1,920,604	3,510,570	—	7,721,484
Inflation effect	(739,086)	(619,787)	(1,132,871)	—	(2,491,744)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(76,341)	76,341	—	—	—
Transfer from Stage 1 to Stage 3	(27,194)	—	27,194	—	—
Transfer from Stage 2 to Stage 1	129,152	(129,152)	—	—	—
New Financial Assets Originated or Purchased	1,424,772	2,882,551	3,384,236	—	7,691,559
Changes in PDs/LGDs/EADs	2,800,850	1,974,132	3,925,774	—	8,700,756
Foreign exchange and other movements	97,818	55,599	(20,473)	—	132,944
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(85,466)	85,466	—	—
Transfer from Stage 3 to Stage 2	—	60,031	(60,031)	—	—
Write-offs and other movements	(454,185)	(1,281,318)	(4,359,517)	—	(6,095,020)

Loss Allowance as of December 31, 2018	5,446,096	4,853,535	5,360,348	—	15,659,979

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	464,424	266,037	1,291,276	—	2,021,737
Inflation effect	(149,871)	(85,853)	(416,696)	—	(652,420)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(8,191)	8,191	—	—	—
Transfer from Stage 1 to Stage 3	(1,556)	—	1,556	—	—
Transfer from Stage 2 to Stage 1	20,053	(20,053)	—	—	—
New Financial Assets Originated or Purchased	379,522	410,461	1,817,884	—	2,607,867
Changes in PDs/LGDs/EADs	252,137	186,400	1,099,662	—	1,538,199
Foreign exchange and other movements	35,695	34,068	184,701	—	254,464
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(6,147)	6,147	—	—
Transfer from Stage 3 to Stage 2	—	6,587	(6,587)	—	—
Write-offs and other movements	(433,150)	(213,026)	(1,507,304)	—	(2,153,480)

Loss Allowance as of December 31, 2018	559,063	586,665	2,470,639	—	3,616,367

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	443,517	94,680	1,033,797	—	1,571,994
Inflation effect	(143,127)	(30,550)	(333,605)	—	(507,282)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(3,920)	3,920	—	—	—
Transfer from Stage 1 to Stage 3	(375)	—	375	—	—
Transfer from Stage 2 to Stage 1	5,858	(5,858)	—	—	—
New Financial Assets Originated or Purchased	834,593	90,364	—	—	924,957
Changes in PDs/LGDs/EADs	309,539	82,253	160,037	—	551,829
Foreign exchange and other movements	(14,289)	20,924	524,932	—	531,567
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(12,880)	12,880	—	—
Write-offs and other movements	(330,712)	(80,831)	—	—	(411,543)

Loss Allowance as of December 31, 2018	1,101,084	162,022	1,398,416	—	2,661,522

	Stage 1	Stage 2	Stage 3
Naranja	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Loss Allowance as of December 31, 2017	1,893,842	2,660,280	3,566,912	—	8,121,034
Inflation effect	(611,149)	(858,476)	(1,151,051)	—	(2,620,676)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(232,792)	232,792	—	—	—
Transfer from Stage 1 to Stage 3	(84,391)	—	84,391	—	—
Transfer from Stage 2 to Stage 1	451,410	(451,410)	—	—	—
New Financial Assets Originated or Purchased	1,077,725	1,539,491	1,086,139	—	3,703,355
Changes in PDs/LGDs/EADs	748,465	2,540,874	4,918,665	—	8,208,004
Foreign exchange and other movements	(269,272)	(439,982)	—	—	(709,254)
Other movements with no P&L impact
Transfers:
Transfer from Stage 2 to Stage 3	—	(587,160)	587,160	—	—
Transfer from Stage 3 to Stage 1	20,239	—	(20,239)	—	—
Transfer from Stage 3 to Stage 2	—	22,840	(22,840)	—	—
Write-offs and other movements	(111,118)	(800,291)	(4,676,070)	—	(5,587,479)

Loss Allowance as of December 31, 2018	2,882,959	3,858,958	4,373,067	—	11,114,984

The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2019	109,088,241	43,711,621	7,919,820	—	160,719,682
Transfers:
Transfers from Stage 1 to Stage 2	(13,927,874)	13,927,874	—	—	—
Transfers from Stage 1 to Stage 3	(1,547,026)	—	1,547,026	—	—
Transfers from Stage 2 to stage 1	9,476,779	(9,476,779)	—	—	—
Transfers from Stage 2 to Stage 3	—	(1,510,981)	1,510,981	—	—
Transfers from Stage 3 to Stage 2	—	559,745	(559,745)	—	—
Transfers from Stage 3 to Stage 1	290,100	—	(290,100)	—	—
Financial assets derecognized during the period other than write-offs	(11,928,884)	(3,444,031)	(3,940,595)	—	(19,313,510)
New financial assets originated or purchased	29,264,738	8,648,366	2,189,870	—	40,102,974
FX and other movements	25,161,879	9,429,822	935,254	—	35,526,955
Inflation Effect	(28,959,131)	(11,603,914)	(2,102,436)	—	(42,665,481)

Gross carrying amount as of December 31, 2020	116,918,822	50,241,723	7,210,075	—	174,370,620

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2019	46,764,260	7,028,411	4,508,535	—	58,301,206
Transfers:
Transfers from Stage 1 to Stage 2	(3,290,768)	3,290,768	—	—	—
Transfers from Stage 1 to Stage 3	(132,027)	—	132,027	—	—
Transfers from Stage 2 to Stage 1	1,697,439	(1,697,439)	—	—	—
Transfers from Stage 2 to Stage 3	—	(110,371)	110,371	—	—
Transfers from Stage 3 to Stage 2	—	142,658	(142,658)	—	—
Transfers from Stage 3 to Stage 1	32,005	—	(32,005)	—
Financial assets derecognized during the period other than write-offs	(17,132,751)	(1,255,604)	(2,968,605)	—	(21,356,960)
New financial assets originated or purchased	76,897,926	4,573,084	1,465,317	—	82,936,327
FX and other movements	13,347,534	2,851,237	512,835	—	16,711,606
Inflation Effect	(12,414,283)	(1,865,798)	(1,196,859)	—	(15,476,940)

Gross carrying amount as of December 31, 2020	105,769,335	12,956,946	2,388,958	—	121,115,239

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2019	280,598,191	8,256,549	6,638,965	—	295,493,705
Transfers:
Transfers from Stage 1 to Stage 2	(6,918,520)	6,918,520	—	—	—
Transfers from Stage 1 to Stage 3	—	—	—	—	—
Transfers from Stage 2 to Stage 1	471,842	(471,842)	—	—	—
Transfers from Stage 2 to Stage 3	—	(132,221)	132,221	—	—
Transfers from Stage 3 to Stage 2	—	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—	—
Financial assets derecognized during the period other than write-offs	(102,627,396)	(2,758,287)	(325,587)	—	(105,711,270)
New financial assets originated or purchased	218,915,986	4,227,395	81,296	—	223,224,677
FX and other movements	(52,209,009)	(289,643)	(3,968,340)	—	(56,466,992)
Inflation Effect	(74,489,053)	(2,191,826)	(1,762,417)	—	(78,443,296)

Gross carrying amount as of December 31, 2020	263,742,041	13,558,645	796,138	—	278,096,824

	Stage 1	Stage 2	Stage 3
Naranja	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2019	64,077,108	3,453,393	8,242,112	—	75,772,613
Transfers:
Transfers from Stage 1 to Stage 2	(1,125,451)	1,125,451	—	—	—
Transfers from Stage 1 to Stage 3	(1,376,997)	—	1,376,997	—	—
Transfers from Stage 2 to Stage 1	—	(505,324)	505,324	—	—
Transfers from Stage 2 to Stage 3	869,079	(869,079)	—	—	—
Transfers from Stage 3 to Stage 2	—	23,171	(23,171)	—	—
Transfers from Stage 3 to Stage 1	183,698	—	(183,698)	—	—
Financial assets derecognized during the period other than write-offs	(2,811,379)	(942,188)	(5,698,219)	—	(9,451,786)
New financial assets originated or purchased	46,738,397	1,058,663	273,158	—	48,070,218
FX and other movements	(440,215)	38,646	92,235	—	(309,334)
Inflation Effect	(16,893,380)	(927,015)	(2,212,479)	—	(20,032,874)

Gross carrying amount as of December 31, 2020	89,220,860	2,455,718	2,372,259	—	94,048,837

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2018	172,450,615	29,108,855	7,080,891	—	208,640,361
Transfers:
Transfers from Stage 1 to Stage 2	(37,581,890)	37,581,890	—	—	—
Transfers from Stage 1 to Stage 3	(2,165,255)	—	2,165,255	—	—
Transfers from Stage 2 to Stage 1	13,388,560	(13,388,560)	—	—	—
Transfers from Stage 2 to Stage 3	—	(1,915,261)	1,915,261	—	—
Transfers from Stage 3 to Stage 2	—	74,220	(74,220)	—	—
Transfers from Stage 3 to Stage 1	49,640	—	(49,640)	—	—
Financial assets derecognized during the period other than write-offs	(20,427,940)	(5,018,864)	(4,264,363)	—	(29,711,167)
New financial assets originated or purchased	26,894,580	9,264,446	4,491,277	—	40,650,303
FX and other movements	16,827,627	(1,808,697)	(866,741)	—	14,152,189
Inflation Effect	(60,347,696)	(10,186,408)	(2,477,900)	—	(73,012,004)

Gross carrying amount as of December 31, 2019	109,088,241	43,711,621	7,919,820	—	160,719,682

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2018	63,122,213	8,709,371	3,764,864	—	75,596,448
Transfers:
Transfers from Stage 1 to Stage 2	(4,996,285)	4,996,285	—	—	—
Transfers from Stage 1 to Stage 3	(245,369)	—	245,369	—	—
Transfers from Stage 2 to Stage 1	828,828	(828,828)	—	—	—
Transfers from Stage 2 to Stage 3	—	(406,583)	406,583	—	—
Transfers from Stage 3 to Stage 2	—	26,100	(26,100)	—	—
Transfers from Stage 3 to Stage 1	7,576	—	(7,576)	—	—
Financial assets derecognized during the period other than write-offs	(20,470,141)	(4,219,661)	(2,287,429)	—	(26,977,231)
New financial assets originated or purchased	28,523,815	2,004,755	3,724,145	—	34,252,715
FX and other movements	2,082,732	(205,253)	6,163	—	1,883,642
Inflation Effect	(22,089,109)	(3,047,775)	(1,317,484)	—	(26,454,368)

Gross carrying amount as of December 31, 2019	46,764,260	7,028,411	4,508,535	—	58,301,206

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2018	279,116,409	12,748,427	5,279,483	—	297,144,319
Transfers:
Transfers from Stage 1 to Stage 2	(8,442,902)	8,442,902	—	—	—
Transfers from Stage 1 to Stage 3	(8,821)	—	8,821	—	—
Transfers from Stage 2 to Stage 1	2,469,057	(2,469,057)	—	—	—
Transfers from Stage 2 to Stage 3	—	(28,659)	28,659	—	—
Transfers from Stage 3 to Stage 2	—	123,716	(123,716)	—	—
Transfers from Stage 3 to Stage 1	972	—	(972)	—	—
Financial assets derecognized during the period other than write-offs	(127,647,061)	(6,101,582)	(161,928)	—	(133,910,571)
New financial assets originated or purchased	225,010,476	4,050,575	430,415	—	229,491,466
FX and other movements	4,728,212	(4,048,564)	3,025,715	—	3,705,363
Inflation Effect	(94,628,151)	(4,461,209)	(1,847,512)	—	(100,936,872)

Gross carrying amount as of December 31, 2019	280,598,191	8,256,549	6,638,965	—	295,493,705

	Stage 1	Stage 2	Stage 3
Naranja	12-month	Lifetime	Lifetime	Purchased credit- impaired	Total
Gross carrying amount as of December 31, 2018	81,852,887	13,847,683	7,931,114	—	103,631,684
Transfers:
Transfers from Stage 1 to Stage 2	(1,511,927)	1,511,927	—	—	—
Transfers from Stage 1 to Stage 3	(2,532,826)	—	2,532,826	—	—
Transfers from Stage 2 to Stage 1	3,537,875	(3,537,875)	—	—	—
Transfers from Stage 2 to Stage 3	—	(3,074,964)	3,074,964	—	—
Transfers from Stage 3 to Stage 2	—	7,711	(7,711)	—	—
Transfers from Stage 3 to Stage 1	26,448	—	(26,448)	—	—
Financial assets derecognized during the period other than write-offs	(2,185,596)	(1,586,931)	(3,469,725)	—	(7,242,252)
New financial assets originated or purchased	14,124,048	1,344,667	1,174,583	—	16,643,298
FX and other movements	(590,047)	(212,942)	(192,062)	—	(995,051)
Inflation Effect	(28,643,754)	(4,845,883)	(2,775,429)	—	(36,265,066)

Gross carrying amount as of December 31, 2019	64,077,108	3,453,393	8,242,112	—	75,772,613

Use of information
Grupo Financiero Galicia, according to IFRS 9 standards, uses all information available, past, present and future to identify and estimate expected credit loss.
Operational Risk
The operational risk management is understood as the identification, assessment, monitoring, control and mitigation of this risk. It is an ongoing process carried out throughout the Group, which fosters a risk management culture at all organization levels through an effective policy and a program led by Senior Management.
Identification
The starting point of the operational risk management is the identification of risks and their association with the controls established to mitigate them, considering internal and external factors that may affect the process development. The results of this exercise are entered into a log of risks, which acts as a central repository of the nature and status of each risk and controls thereof.
Assessment
Once risks have been identified, the size in terms of impact, frequency and likelihood of risk occurrence is determined, considering the existing controls. The combination of impact with likelihood of occurrence determines the risk exposure level. Finally, the estimated risk levels are compared to pre-established criteria, considering the balance of potential benefits and adverse results.
Monitoring
The monitoring process allows detecting and correcting the possible deficiencies in operational risk management policies, processes and procedures and their update.

Risk Control and Mitigation
The control process ensures compliance with internal policies and analyzes risks and responses to avoid, accept, mitigate or share them, by aligning them with the risk tolerance defined.
IT Risk
The Group manages the IT risk inherent to its products, activities and business processes. It also manages the risk associated with the material information systems, technology and information security processes. It also covers the risks derived from subcontracted activities and from services rendered by providers.
Reputational Risk
The reputational risk may result from the materialization of other risks: Legal, Compliance, Operational, Technological, Strategic, Market, Liquidity, Credit, etc.
The groups of interest are at the core of management, being considered upon establishing any type of mitigation measure.
Banco Galicia’s reputational risk management function was allocated to the Compliance Management Division, seeking to obtain a more comprehensive vision and be able to make immediate decisions that protect the entity’s image and reputation by using tools that enable to monitor and follow up to the perception of different groups of interest.
Banco Galicia defined an internal policy to reduce the occurrence of reputational events with negative impact, by defining a governance model with roles and responsibilities, and identifying critical scenarios that require management and visibility.
Contacts have been established with key business areas, devising a work scheme based on synergy and ongoing communication in order to spread the risk culture across the organization.
The Reputational Crisis Committee is in charge of becoming aware of the events that may affect the Bank’s reputation. In the face of an event of such characteristics, all the necessary information is gathered in the shortest time possible in order to be able to make assertive decisions, formally declare the crisis situation, if appropriate, and define the action plan to alleviate the crisis. In addition, such committee determines the communication strategy to be followed, considering the groups of interest involved. Finally, the strategy and related actions are followed to tackle the crisis.
Strategic Risk
Strategic risk is that which arises from an inappropriate business strategy or an adverse change in forecasts, parameters, goals and other functions that support such strategy.
It represents the possibility of fluctuations in placements that prevent Banco Galicia or its subsidiaries from obtaining the expected results of operations. These potential affected results of operations would give rise to lower income or higher costs regardless of what was budgeted.
Money Laundering Risk
As regards the control and prevention of asset laundering and funding of terrorist activities, Banco Galicia complies with the regulations set forth by the Argentine Central Bank, the Financial Information Unit and Law No. 25246, as amended, which creates the Financial Information Unit (UIF), within the purview of Argentina’s Ministry of Treasury and Public Finance with functional autarchy. The Financial Information Unit is in charge of analyzing, addressing and reporting the information received, in order to prevent and avoid both asset laundering and funding of terrorist activities.
The Bank has promoted the implementation of measures designed to fight against the use of the international financial system by criminal organizations. For such purposes, Banco Galicia has control policies, procedures and structures that are applied using a “risk-based approach”, which allow for the monitoring of transactions, pursuant to the “customer profile” (defined individually based on the information and documentation related to the economic and financial condition of the customer), in order to detect such transactions that should be considered unusual, and to report them to the UIF in applicable cases. The Anti-Money Laundering Management Division (“PLA”, as per its initials in Spanish) is in charge of managing this activity, through the implementation of control and prevention procedures as well as the communication thereof to the rest of the organization by drafting the related handbooks and training all employees. In addition, the management of this risk is regularly reviewed by Internal Audit.
The Bank has appointed a director as Compliance Officer, pursuant to Resolution 121/11, as amended, handed down by the UIF, who shall be responsible for ensuring compliance with and implementation of the proceedings and obligations on the issue.
The Bank contributes to the prevention and mitigation of risks from these transaction-related criminal behaviors, by being involved in the international regulatory standards adoption process.

Cybersecurity Risk
The use of technologies in place facilitates us a significant number of tools that expedite and improve the Bank’s processes, having a positive impact on our products and services. However, along with the above-mentioned benefits, risks and/or threats related to these new opportunities provided by digital technologies appear.
The cybersecurity-related risk is a matter inherent to the introduction of these new technologies. On one hand, such risk management stands out among Banco Galicia’s main goals, and, on the other, all the personnel’s as well as customers’ awareness of the considerations as regards the use of the above-mentioned technologies. In this respect, it is vital for the organization to understand thoroughly its internal processes, the tools used and the available techniques to mitigate cybersecurity-related risks.